EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP Fixed Income Fund and KP International Equity Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 20, 2020 (SEC Accession No. 0001398344-20-011265), in interactive data format.